Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions
	Note	March 31, 2025	March 31, 2024
Due from related parties:
Mr. Hui Zhang	(a)	$552	$—
Shenzhen Botan Technology Co., Ltd.*	(b)	68,962	870,315
		69,514	870,315
Less: allowance for expected credit loss		—	(74,391)
Total		69,514	795,924

Due from shareholders:
Mr. Yue Zhu*	(c)	$400,406	$—
Barton Holding Group Co., LTD*	(d)	1,189	—
Lianhe Holdings Group Limited*	(d)	1,369	—
Lianyue Holding Group Limited*	(d)	1,369	—
Hezhong Holding Limited*	(d)	1,853	—
Pengxu Holdings Limited*	(d)	1,189	—
Centralpower Digital Technology CO., LTD*	(d)	1,853	—
Centraltec Intelligence Technology Co., LTD*	(d)	1,369	—
Lianyu Holding Group Limited*	(d)	1,853	—
Lianhe Digits Technology Holding CO., LTD*	(d)	900	—
Less: allowance for expected credit loss		—	—
Total		$413,350	$—

Due to related parties:
Mr. Hui Zhang	(a)	$8,511	$8,554
Mr. Xin He	(e)	—	555
Mr. Chuanbo Zhu	(f)	166	167
Lianhe Techonology Co. Ltd.	(g)	11,251	—
Total		$19,928	$9,276

Due to shareholders:
Mr. Yue Zhu	(c)	$—	$60,816
Mr. Dengyao Jia	(h)	535,824	—
Hainan Lianhe Enterprise Management Group Co., Ltd.	(i)	92,252	8,138
Total		$628,076	$68,954
*	As of July 31, 2025, the amount due from related parties and shareholders has been settled.
(a)	Mr. Hui Zhang is the legal representative of Taiyuan branch of Shenzhen Sowell.
(b)	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.

(c)	Mr. Yue Zhu is CEO director and a shareholder of the Company.

(d)	These companies are the shareholders of the Company.

(e)	Mr. Xin He was a director of Wuxi Sowell. Mr. Xin He was no longer a related party to the Company due to the disposal of Wuxi Sowell from December 31, 2024.

(f)	Mr. Chuanbo Zhu is chief executive officer of Shenzhen Sowell Digital.

(g)	Lianhe Technology Co., Ltd. is controlled by Mr. Dengyao Jia, a shareholder of the Company.

(h)	Mr. Dengyao Jia is a shareholder of the Company.

(i)	Hainan Lianhe Enterprise Management Group Co., Ltd. is a shareholder of the Company.

Schedule of Movement of Allowance for Expected Credit Loss

The movement of allowance for expected credit loss is as follow:

	March 31, 2025	March 31, 2024
Balance at beginning of the year	$74,391	$—
(Reversal) provision	(74,432)	74,943
Exchange adjustment	41	(552)
Ending balance	$—	$74,391

Schedule of Transactions with Related Parties

In addition to the transactions and balances detailed elsewhere in these consolidated financial statements, the Company had the following transactions with related parties:

	Note	March 31, 2025	March 31, 2024	March 31, 2023
Revenue from a related party
Shenzhen Botan Technology Co., Ltd.	(b)	$—	$566,002	$—

Director’s remuneration
Mr. Yue Zhu	(c)	$33,258	$43,532	$33,733
(b)	Shenzhen Botan Technology Co., Ltd. is wholly owned by Mr. Chuanbo Zhu, the chief executive officer of Shenzhen Sowell Digital.

(c)	Mr. Yue Zhu is CEO director and a shareholder of the Company.